Material accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Material accounting estimates and judgments
Material accounting estimates and judgments

4.Material accounting estimates and judgments

The Group makes estimates and assumptions concerning the future. These estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities or may have had a significant impact on the reported results are disclosed below:

Going concern

The Group’s accounts are prepared on a going concern basis. To date, the Group has financed its cash requirements primarily from share issuances, licensing certain of its research and development stage products and selling its allosteric modulator drug discovery technology platform and a portfolio of pre - clinical programs. The Group is a development - stage enterprise and is exposed to all the risks inherent in establishing a business. The Group expects that its existing cash and cash equivalents, at the issuance date of these audited consolidated financial statements will be sufficient to fund its operations and meet all of its obligations as they fall due, through 2026. The future viability of the Group is dependent on its ability to raise additional capital through public or private financings or collaboration agreements to finance its future operations, which may be delayed due to reasons outside of the Group’s control including health pandemics and geopolitical risks. The sale of additional equity may dilute existing shareholders. The inability to obtain funding, as and when needed, would have a negative impact on the Group’s financial condition and ability to pursue its business strategies. If the Group is unable to obtain the required funding to run its operations and to develop and commercialize its product candidates, the Group could be forced to delay, reduce or stop some or all of its research and development programs to ensure it remains solvent. Management continues to explore options to obtain additional funding, including through collaborations with third parties related to the future potential development and/or commercialization of its product candidates. However, there is no assurance that the Group will be successful in raising funds, closing collaboration agreements, obtaining sufficient funding on terms acceptable to the Group, or if at all, which could have a material adverse effect on the Group’s business, results of operations and financial condition.

The Business of the Group could be adversely affected by health pandemics and geopolitical risks

The business of the Group could be adversely affected by health epidemics and geopolitical risks in regions where the Group or partners have concentrations of clinical trial sites or other business operations and could cause significant disruption in the operations of third-party manufacturers and CROs upon whom the Group or partners rely. Health pandemics may pose the risk that the Group, employees, contractors, collaborators, and partners may be prevented from conducting certain pre-clinical tests, clinical trials or other business activities for an indefinite period of time, including due to travel restrictions, quarantines, “stay-at-home” and “shelter-in-place” orders or shutdowns that have been or may in the future be requested or mandated by governmental authorities. For example, the COVID-19 pandemic has impacted and could in the future impact the business of the Group and ongoing and planning clinical trials led by the Group or partners, including as a result of delays or difficulties in clinical site initiation, difficulties in recruiting and retaining clinical site investigators and clinical site staff and interruption of the clinical supply chain or key clinical trial activities, such as clinical trial site monitoring, and supply chain interruptions caused by restrictions for the supply of materials for drug candidates or other materials necessary to manufacture product to conduct clinical and preclinical tests. Geopolitical risks such as Russia-Ukraine war or Middle East conflict may create global security concerns including the possibility of an expanded regional or global conflict and potential ramifications such as disruption of the supply chain including research and development activities being conducted by the Group and its strategic partners. The Group and partners rely on global networks of contract research organizations to engage clinical study sites and enroll patients, certain of which are in Russia and Ukraine. Delays in research and development activities of the Group and its partners could increase associated costs and, depending upon the duration of any delays, require the Group and its partners to find alternative suppliers at additional expense. In addition, Russia-Ukraine war has had significant ramifications on global financial markets, which may adversely impact the ability of the Group to raise capital on favorable terms or at all.

Revenue recognition

Revenue is primarily from fees related to licenses, milestones and research services. Given the complexity of the relevant agreements, judgements are required to identify distinct performance obligations; allocate the transaction price to these performance obligations and determine when the performance obligations are met. In particular, the Group’s judgement over the estimated stand-alone selling price which is used to allocate the transaction price to the performance obligations is disclosed in note 15.

Grants

Grants are recorded at their fair value when there is reasonable assurance that they will be received and recognized as income when the Group has satisfied the underlying grant conditions. In certain circumstances, grant income may be recognized before explicit grantor acknowledgement that the conditions have been met.

Accrued research and development costs

The Group records accrued expenses for estimated costs of research and development activities conducted by third party service providers. The Group records accrued expenses for estimated costs of research and development activities based upon the estimated amount of services provided, but not yet invoiced, and these costs are included in accrued expenses on the balance sheets and within research and development expenses in the statements of comprehensive loss. These costs are a significant component of research and development expenses. Accrued expenses for these costs are recorded based on the estimated amount of work completed in accordance with agreements established with these third parties.

Due to the nature of estimates, the Group may be required to make changes to the estimates after a reporting period as it becomes aware of additional information about the status or conduct of its research activities.

Share-based compensation

The Group recognizes an expense for share-based compensation based on the valuation of equity incentive units using the Black-Scholes valuation model. A number of assumptions related to the volatility of the underlying shares and to the risk-free rate are made in this model. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management’s estimates, then the share-based compensation expense would be materially different from the amounts recognized. Had these assumptions been modified within their feasible ranges, i.e. a 20% increase or decrease in the volatility assumption for the twelve - month period ended December 31, 2023 (a 10% increase or decrease in the volatility assumption for the twelve - month period ended December 31, 2022 and 2021) and a risk-free rate of 1 or 0.5 for the twelve - month period ended December 31, 2023 (0.5 or 0 for the twelve - month period ended December 31, 2022 and 2021), and the Group calculated the share-based compensation based on the higher and lower values of these ranges, share-based compensation expense in 2023 would have been CHF 1.3 million or CHF 2.1 million, respectively CHF 3.0 million or CHF 4.3 million in 2022 and CHF 1.0 million or CHF 1.3 million in 2021. This is compared to the amount recognized as an expense in 2023 of CHF 1.8 million, respectively of CHF 3.7 million in 2022 and CHF 1.2 million and 2021. Additional information is disclosed in note 14.

Equity instruments

The group records in equity the pre - funded warrants sold to investors and the warrants granted to investors at a fair value whose valuation is calculated using Black - Scholes model.

Pension obligations

The present value of the pension obligations is calculated by an independent actuary and depends on a number of assumptions that are determined on an actuarial basis such as discount rates, future salary and pension increases, and mortality rates. Any changes in these assumptions will impact the carrying amount of pension obligations. The Group determines the appropriate discount rate at the end of each period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. In determining the appropriate discount rate, the Group considers the interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability. Other key assumptions for pension obligations are based in part on current market conditions. Additional information is disclosed in note 20.